UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4338


                       HERITAGE CAPITAL APPRECIATION TRUST
                       -----------------------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                            STEVEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                           Washington, D.C. 20016-1600


Date of fiscal year end: August 31, 2006
                         ---------------

Date of reporting period: May 31, 2006
                          ------------

ITEM 1. SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------------
                  HERITAGE CAPITAL APPRECIATION TRUST
                          INVESTMENT PORTFOLIO
                             MAY 31, 2006
                              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                           % OF NET
                                                                             SHARES          VALUE          ASSETS
                                                                             ------          -----         --------
COMMON STOCKS
-------------
    ADVERTISING
    -----------
        Lamar Advertising Company*                                             217,740 $    11,871,185      2.0%
                                                                                       ----------------   ---------
    AEROSPACE/DEFENSE
    -----------------
        United Technologies Corporation                                         39,800       2,488,296      0.4%
                                                                                       ----------------   ---------
    BANKS
    -----
        The Bank of New York Company, Inc.                                     181,200       6,021,276      1.0%
                                                                                       ----------------   ---------
    BEVERAGES
    ---------
        PepsiCo, Inc.                                                          409,810      24,777,113      4.1%
                                                                                       ----------------   ---------
    BIOTECHNOLOGY
    -------------
        Amgen Inc.*                                                             18,950       1,280,830      0.2%
                                                                                       ----------------   ---------
    BROADCASTING SERVICES/PROGRAMS
    ------------------------------
        Clear Channel Communications, Inc.                                     195,630       6,025,404      1.0%
                                                                                       ----------------   ---------
    COMMERCIAL SERVICES
    -------------------
        Cendant Corporation                                                  1,075,568      17,391,935      2.9%

        Moody's Corporation                                                    323,650      16,926,895      2.8%
                                                                                       ----------------   ---------
                                                                                            34,318,830      5.7%
    COSMETICS/PERSONAL CARE
    -----------------------
        The Procter & Gamble Company                                            46,450       2,519,912      0.4%
                                                                                       ----------------   ---------
    DIVERSIFIED MANUFACTURER
    ------------------------
        General Electric Company                                               181,800       6,228,468      1.0%
                                                                                       ----------------   ---------
    FINANCIAL SERVICES
    ------------------
        American Express Company                                               175,998       9,567,251      1.6%

        Freddie Mac                                                            441,110      26,484,244      4.4%

        The Charles Schwab Corporation                                       1,668,899      27,803,857      4.6%
                                                                                       ----------------   ---------
                                                                                            63,855,352     10.6%
    FOOD
    ----
        The Hershey Company                                                    141,100       8,030,001      1.3%

        Wm. Wrigley Jr. Company                                                 17,100         781,812      0.1%

        Wm. Wrigley Jr. Company, Class "B"                                      23,350       1,067,095      0.2%
                                                                                       ----------------   ---------
                                                                                             9,878,908      1.6%
    HEALTHCARE PRODUCTS
    -------------------
        Medtronic, Inc.                                                        121,300       6,124,437      1.0%

        Stryker Corporation                                                    269,600      11,835,440      2.0%
                                                                                       ----------------   ---------
                                                                                            17,959,877      3.0%
    INTERNET
    --------
        Google Inc., Class "A"*                                                  8,325       3,095,402      0.5%

        Yahoo! Inc.*                                                           486,400      15,365,376      2.6%
                                                                                       ----------------   ---------
                                                                                            18,460,778      3.1%
    LODGING
    -------
        Harrah's Entertainment, Inc.                                           483,000      36,727,320      6.1%
                                                                                       ----------------   ---------
    MULTIMEDIA
    ----------
        Entravision Communications Corporation, Class "A"*                   1,625,740      12,778,316      2.1%

        The McGraw-Hill Companies, Inc.                                        553,440      28,557,504      4.8%

        Viacom Inc., Class "B"*                                                238,729       9,012,020      1.5%
                                                                                       ----------------   ---------
                                                                                            50,347,840      8.4%
    OIL & GAS
    ---------
        Suncor Energy Inc.                                                     241,740      19,612,366      3.3%
                                                                                       ----------------   ---------
    OIL & GAS SERVICES
    ------------------
        Baker Hughes Inc.                                                      293,700      25,346,310      4.2%

        Schlumberger Ltd.                                                      447,200      29,322,904      4.9%
                                                                                       ----------------   ---------
                                                                                            54,669,214      9.1%


    PHARMACEUTICALS
    ---------------
        Caremark Rx, Inc.                                                      525,103      25,189,190      4.2%
                                                                                       ----------------   ---------
    RETAIL
    ------
        Lowe's Companies, Inc.                                                 316,180      19,691,690      3.3%

        McDonald's Corporation                                                  50,950       1,690,012      0.3%

        Target Corporation                                                     315,630      15,440,620      2.6%
                                                                                       ----------------   ---------
                                                                                            36,822,322      6.2%
    SEMICONDUCTORS
    --------------
        Intel Corporation                                                       79,900       1,439,798      0.2%

        Linear Technology Corporation                                          262,450       8,857,688      1.5%
                                                                                       ----------------   ---------
                                                                                            10,297,486      1.7%
    SOFTWARE
    --------
        First Data Corporation                                                 623,848      28,765,631      4.8%

        Microsoft Corporation                                                   56,950       1,289,918      0.2%
                                                                                       ----------------   ---------
                                                                                            30,055,549      5.0%
    TELECOMMUNICATIONS
    ------------------
        American Tower Corporation, Class "A"*                                 448,750      13,897,788      2.3%

        Crown Castle International Corporation*                              1,666,800      52,954,236      8.8%

        QUALCOMM Inc.                                                          506,440      22,896,152      3.8%
                                                                                       ----------------   ---------
                                                                                            89,748,176     14.9%
    TELEVISION, CABLE & RADIO
    -------------------------
        Univision Communications Inc., Class "A"*                              707,600      25,438,220      4.2%
                                                                                       ----------------   ---------

Total Common Stocks (cost $432,625,895)                                                    584,593,912     97.2%
                                                                                       ----------------   ---------

REPURCHASE AGREEMENT
--------------------

Repurchase Agreement with State Street
Bank and Trust Company, dated
May 31, 2006 @ 4.68% to be
repurchased at $17,075,219 on
June 1, 2006, collateralized by
$17,610,000 United States Treasury Notes,
4.875% due May 15, 2009, (market value
$17,570,282 including interest)
(cost $17,073,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              17,073,000      2.8%
                                                                                       ----------------  ----------
TOTAL INVESTMENT PORTFOLIO (COST $449,698,895) (a)                                         601,666,912    100.0%

OTHER ASSETS AND LIABILITIES, NET,                                                            (206,844)     0.0%
                                                                                       ----------------  ----------
NET ASSETS                                                                              $  601,460,068    100.0%
                                                                                       ================  ==========

--------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $151,968,017 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $161,198,369 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $9,230,352.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Capital Appreciation Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             HERITAGE CAPITAL APPRECIATION TRUST

Date:   July 27, 2006

                                                /s/ K.C. Clark
                                                -----------------------------
                                                K.C. Clark
                                                Executive Vice President and
                                                Principal Executive Officer

     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:   July 27, 2006

                                                /s/ K.C. Clark
                                                -----------------------------
                                                K.C. Clark
                                                Executive Vice President and
                                                Principal Executive Officer

Date:   July 27, 2006

                                                /s/ Andrea N. Mullins
                                                -----------------------------
                                                Andrea N. Mullins
                                                Principal Financial Officer and
                                                Treasurer